Segments	12 Months Ended
Dec. 31, 2021
Segments
Segments

26. Segments

The Group’s key financial metrics by segment are as follows:

As of December 31, 2021	Display	Sensor	Other	Total	Consolidation	Consolidated
in EUR	Solutions	Technologies	Segments	Segments	Adjustments	Total
External revenues	154,707,881	26,094,615	—	180,802,496	—	180,802,496
Inter‑segment revenues	—	3,916,681	—	3,916,681	(3,916,681)	—
Total revenues	154,707,881	30,011,296	—	184,719,177	(3,916,681)	180,802,496
Gross profit	13,929,329	6,553,639	—	20,482,968	9,694	20,492,662
Operating income (loss)	(4,002,918)	1,544,509	(7,056,673)	(9,515,082)	107	(9,514,975)
Depreciation and amortization	3,520,497	2,566,467	14,434	6,101,398	—	6,101,398
EBITDA*	(482,421)	4,110,976	(7,042,239)	(3,413,684)	107	(3,413,577)
Net income (loss)	(5,738,536)	708,757	(6,478,240)	(11,508,019)	—	(11,508,019)
Segment assets	111,894,550	19,010,661	139,775,147	270,680,358	(109,013,959)	161,666,399
Capital expenditure	10,092,483	257,376	448,593	10,798,452	—	10,798,452
Segment liabilities	112,520,914	17,538,117	9,821,567	139,880,598	(43,727,602)	96,152,996

As of December 31, 2020
Restated**	Display	Sensor	Other	Total	Consolidation	Consolidated
in EUR	Solutions	Technologies	Segments	Segments	Adjustments	Total
External revenues	127,119,437	25,470,878	—	152,590,315	—	152,590,315
Inter‑segment revenues	—	3,360,282	—	3,360,282	(3,360,282)	—
Total revenues	127,119,437	28,831,160	—	155,950,597	(3,360,282)	152,590,315
Gross profit	18,403,550	4,933,008	(110)	23,336,447	22,563	23,359,010
Operating income (loss)	6,625,022	479,397	(8,583,093)	(1,478,674)	(37,768)	(1,516,442)
Depreciation and amortization	2,523,655	4,519,935	—	7,043,590	—	7,043,590
EBITDA*	9,148,677	4,999,332	(8,583,093)	5,564,916	(37,768)	5,527,148
Net income (loss)	3,507,343	15,956	(8,437,198)	(4,913,900)	—	(4,913,900)
Segment assets	71,399,665	20,306,646	139,994,976	231,701,287	(81,849,151)	149,852,136
Capital expenditure	3,272,517	561,870	—	3,834,387	—	3,834,387
Segment liabilities	65,431,059	19,515,491	3,563,157	88,509,707	(16,562,795)	71,946,912

As of December 31, 2019
Restated**	Display	Sensor	Other	Total	Consolidation	Consolidated
in EUR	Solutions	Technologies	Segments	Segments	Adjustments	Total
External revenues	113,358,812	23,872,524	—	137,231,335	—	137,231,335
Inter‑segment revenues	—	2,137,760	—	2,137,760	(2,137,760)	—
Total revenues	113,358,812	26,010,283	—	139,369,095	(2,137,760)	137,231,335
Gross profit	11,978,623	(1,954,212)	(2,700)	10,021,711	—	10,021,711
Operating income (loss)	(4,027,858)	(6,332,421)	(3,831,530)	(14,191,809)	(430)	(14,192,238)
Depreciation and amortization	2,055,365	4,481,662	—	6,537,028	—	6,537,028
EBITDA*	(1,972,493)	(1,850,759)	(3,831,530)	(7,654,781)	(430)	(7,655,211)
Net income (loss)	(7,473,508)	(4,567,009)	(3,977,112)	(16,017,629)	—	(16,017,629)
Segment assets	64,003,492	22,185,549	68,721,645	154,910,685	(77,589,842)	77,320,843
Capital expenditure	1,595,428	223,812	—	1,819,240	—	1,819,240
Segment liabilities	61,222,474	21,380,811	9,719,511	92,322,796	(12,303,486)	80,019,311

*EBITDA is calculated based on gross profit, deducting other operating income / expenses and adding depreciation and amortization expenses.

**Certain amounts for 2019 and 2020 have been restated; see Note 2.3

Geographic information

The Group’s geographical distribution of revenues, property and equipment and intangible assets is within the three regions Asia, Europe as well as North America. The distribution of revenue (based on the Group location which bills the customer), property and equipment and intangible assets is as follows:

	2021	2020	2019
Revenue by Region	in EUR	in EUR	in EUR
Asia	86,477,347	82,734,687	81,362,926
thereof China	60,506,284	57,263,809	57,490,403
thereof Japan	25,971,063	25,470,878	23,872,523
Europe (Germany)	66,187,447	62,157,908	48,218,014
North America (United States)	28,137,702	7,697,720	7,650,395
Total revenues	180,802,496	152,590,315	137,231,335

Property and Equipment/	12/31/2021	12/31/2020
Intangible Assets by Region	in EUR	in EUR
Asia	11,910,958	13,339,863
thereof China	5,419,236	4,281,031
thereof Japan	6,491,722	9,058,832
Europe (Germany)	13,776,742	7,535,398
North America (United States)	12,416	38,597
Total	25,700,116	20,913,857

In the year ended December 31, 2021, the Display Solutions segment had two customers who each individually comprised 30% and 12% (2020: two customers comprised 39% and 16% of the Group’s revenues and the Sensor Technologies segment had one customer in 2021, which comprised 13% (2020: 16%) of the Group’s revenue.